Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 19, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY MUTUAL FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000100334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2020
Prospectus Date	rr_ProspectusDate	Mar. 19, 2020
AMERICAN CENTURY CALIFORNIA TAX FREE & MUNICIPAL FUNDS
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century ETF Trust
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Target Maturities Trust
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Mutual Funds, Inc
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Capital Portfolios Prospectus
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century International Bond Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY WORLD MUTUAL FUNDS INC
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY VARIABLE PORTFOLIOS INC
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY VARIABLE PORTFOLIOS II INC
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Government Income Trust
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY INVESTMENT TRUST
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY MUNICIPAL TRUST
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Quantitative Equity Funds Prospectus
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Asset Allocation Portfolio
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

American Century Growth Funds
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated March 19, 2020
American Century California Tax-Free and Municipal Funds ■ American Century ETF Trust
American Century Target Maturities Trust ■ American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc. ■ American Century International Bond Funds
American Century World Mutual Funds, Inc. ■ American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc. ■ American Century Government Income Trust
American Century Investment Trust ■ American Century Municipal Trust
American Century Quantitative Equity Funds, Inc. ■ American Century Asset Allocation Portfolios, Inc.
American Century Growth Funds, Inc. ■ American Century Strategic Asset Allocations, Inc.

The following disclosure is added to the Market Risk in the Principal Risks section in each summary prospectus and prospectus, as well as the section titled What are the principal risks of investing in the fund?, in each prospectus:

Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.